STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Apr. 26, 2024	Mar. 24, 2024	Feb. 27, 2024	Oct. 09, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized						200,000,000		200,000,000
Common stock, par value						$ 0.00001		$ 0.00001
Preferred stock, shares authorized						20,000,000
Preferred stock, par value						$ 0.00001
Common stock, shares outstanding						8,210,671		825,459
Redemption price						$ 1,000
Proceeds from issuance of common shares						$ 2,691,391	$ 0
White Lion Equity Line Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate gross purchase price				$ 10,000,000
Issued shares	1,050,000					1,800,000
Proceeds from issuance of common shares	$ 304,500					$ 3,216,981
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issued units			5,175,000
Price per unit			$ 0.58
Gross proceeds			$ 3,000,000
Executive Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price					$ 1,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders equity, reverse stock Split		one-for-five
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders equity, reverse stock Split		one-for-fifty